UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.8%

                                                       SHARES          VALUE
                                                    -----------   --------------
CONSUMER DISCRETIONARY -- 13.1%
   Arbitron .....................................       430,300   $   10,890,893
   BorgWarner ...................................       191,300        6,712,717
   Brown Shoe ...................................       734,000        8,991,500
   California Pizza Kitchen* ....................       445,000        6,141,000
   Callaway Golf ................................       563,000        4,199,980
   Carter's* ....................................       382,900        9,901,794
   Columbia Sportswear ..........................       299,300       12,385,034
   Cooper Tire & Rubber .........................       718,200       12,230,946
   Dick's Sporting Goods* .......................       363,200        8,124,784
   Gentex .......................................       500,400        9,592,668
   Group 1 Automotive* ..........................       461,900       13,395,100
   Insight Enterprises* .........................       865,000        9,956,150
   JOS A Bank Clothiers* ........................       182,500        7,648,575
   Knology* .....................................       612,200        6,685,224
   MDC Holdings .................................       165,500        5,560,800
   Men's Wearhouse ..............................       603,000       12,150,450
   Monro Muffler ................................       114,700        3,925,034
   Movado Group .................................       243,600        2,662,548
   Outdoor Channel Holdings* ....................       219,300        1,107,465
   Regis ........................................       319,600        5,091,228
   Rush Enterprises, Cl A* ......................       179,500        2,039,120
   Ryland Group .................................       131,100        2,918,286
   Standard Parking* ............................       215,000        3,489,450
   Viad .........................................       154,100        3,040,393
                                                                  --------------
                                                                     168,841,139
                                                                  --------------
CONSUMER STAPLES -- 1.5%
   J&J Snack Foods ..............................       245,200       10,251,812
   Ralcorp Holdings* ............................       145,600        8,998,080
                                                                  --------------
                                                                      19,249,892
                                                                  --------------
ENERGY -- 4.8%
   Comstock Resources* ..........................       189,000        7,369,110
   Equities CORP ................................       198,200        8,724,764
   Oceaneering International* ...................       298,700       16,338,890
   Unit* ........................................       252,800       11,512,512
   Whiting Petroleum* ...........................       264,300       17,591,808
                                                                  --------------
                                                                      61,537,084
                                                                  --------------
FINANCIAL SERVICES -- 20.5%
   Assured Guaranty .............................       502,300       11,382,118
   Berkshire Hills Bancorp ......................       346,000        5,726,300
   Brandywine Realty Trust+ .....................       501,630        5,633,305
   Camden Property Trust+ .......................       149,800        5,807,746
   CapLease+ ....................................     1,359,300        6,239,187
   Cogdell Spencer+ .............................       429,300        2,773,278
   Cohen & Steers ...............................       279,500        5,685,030
   Columbia Banking System ......................       395,600        7,512,444
   CVB Financial ................................     1,205,185       11,545,672
   Delphi Financial Group, Cl A .................       272,800        5,524,200
   Duke Realty+ .................................       179,000        2,026,280
   Encore Bancshares* ...........................       218,400        1,799,616
   Euronet Worldwide* ...........................       307,400        6,277,108
   First Financial Bancorp ......................       304,300        4,990,520
   First Financial Holdings .....................       179,300        2,113,947
   First Mercury Financial ......................       476,300        6,244,293
   First Midwest Bancorp ........................       205,800        2,710,386
   Flushing Financial ...........................       410,600        5,029,850
   FNB ..........................................     1,018,500        7,221,165
   Hanover Insurance Group ......................       153,300        6,502,986
   Hersha Hospitality Trust+ ....................       659,200        2,399,488
   HFF, Cl A* ...................................       407,200        2,516,496

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
FINANCIAL SERVICES -- CONTINUED
   Hudson Valley Holding ........................       315,900   $    7,663,734
   Jack Henry & Associates ......................       432,600        9,499,896
   Kite Realty Group Trust+ .....................       787,600        2,985,004
   LaSalle Hotel Properties+ ....................       284,400        5,730,660
   Lexington Realty Trust+ ......................       656,441        3,905,824
   Liberty Property Trust+ ......................       160,700        4,885,280
   Mack-Cali Realty+ ............................       162,600        5,304,012
   Meadowbrook Insurance Group ..................       614,810        4,149,968
   National Penn Bancshares .....................       853,100        5,118,600
   Navigators Group* ............................       130,500        5,568,435
   Parkway Properties+ ..........................       201,900        4,205,577
   Pebblebrook Hotel Trust+ * ...................       169,000        3,484,780
   ProAssurance* ................................        96,400        4,893,264
   Prosperity Bancshares ........................       243,100        9,801,792
   Ramco-Gershenson Properties+ .................       130,500        1,242,360
   Selective Insurance Group ....................       306,600        4,743,102
   Sterling Bancshares ..........................     1,303,800        6,662,418
   Trico Bancshares .............................       409,100        7,061,066
   Union Bankshares .............................       493,900        6,346,615
   United Community Banks* ......................     1,487,200        6,677,528
   Univest Corp of Pennsylvania .................       178,600        3,139,788
   Waddell & Reed Financial, Cl A ...............       310,700        9,734,231
   Weingarten Realty Investors+ .................       322,400        6,019,208
   Whitney Holding ..............................       532,800        6,617,376
   Wilmington Trust .............................       497,100        6,521,952
   Wright Express* ..............................       123,500        3,625,960
                                                                  --------------
                                                                     263,249,845
                                                                  --------------
HEALTH CARE -- 6.7%
   Bio-Rad Laboratories, Cl A* ..................       226,600       21,114,588
   Cardiac Science* .............................       378,741          984,726
   Conmed* ......................................       610,200       13,125,402
   Hanger Orthopedic Group* .....................       743,900       12,095,814
   Medical Action Industries* ...................       391,800        5,316,726
   Omnicare .....................................       332,000        8,300,000
   Sirona Dental Systems* .......................       541,700       17,426,489
   West Pharmaceutical Services .................       211,600        7,687,428
                                                                  --------------
                                                                      86,051,173
                                                                  --------------
MATERIALS & PROCESSING -- 12.3%
   Acuity Brands ................................       185,500        6,637,190
   Aptargroup ...................................       547,700       19,432,396
   Beacon Roofing Supply* .......................       327,900        5,508,720
   Belden CDT ...................................       347,600        7,935,708
   Brady, Cl A ..................................       228,800        6,465,888
   Carpenter Technology .........................       385,900       10,342,120
   Comfort Systems USA ..........................       791,100        9,279,603
   Cytec Industries .............................       180,900        6,749,379
   Ferro ........................................       921,300        7,149,288
   Gibraltar Industries* ........................       579,200        8,074,048
   Interline Brands* ............................       826,200       13,880,160
   Kaydon .......................................       292,700        9,568,363
   Northwest Pipe* ..............................       171,300        4,097,496
   OM Group* ....................................       434,000       14,157,080
   Quanex Building Products .....................       476,800        7,666,944
   Rogers* ......................................       421,800       10,097,892
   Sensient Technologies ........................       449,400       11,661,930
                                                                  --------------
                                                                     158,704,205
                                                                  --------------
PRODUCER DURABLES -- 19.7%
   Actuant, Cl A ................................       835,700       14,014,689
   Albany International, Cl A ...................       521,600       10,374,624
   Allegiant Travel, Cl A* ......................       308,800       15,810,560

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
PRODUCER DURABLES -- CONTINUED
   Ametek .......................................       415,550   $   15,142,642
   Briggs & Stratton ............................       404,500        6,686,385
   CBIZ* ........................................     1,518,700       11,010,575
   Celadon Group* ...............................       672,200        6,601,004
   Compass Diversified Holdings .................     1,022,800       11,987,216
   ESCO Technologies ............................       273,800        8,950,522
   Esterline Technologies* ......................       278,300       10,508,608
   Gardner Denver ...............................       217,300        8,659,405
   Granite Construction .........................       449,600       13,883,648
   Heico, Cl A ..................................       298,700       10,078,138
   Itron* .......................................        79,500        4,892,430
   Kaman ........................................       561,200       13,968,268
   Kelly Services, Cl A* ........................         7,000           91,840
   Kirby* .......................................       224,600        7,286,024
   Littelfuse* ..................................       480,200       14,434,812
   Marten Transport* ............................         5,500           96,855
   Measurement Specialties* .....................       876,000       10,441,920
   Michael Baker* ...............................       292,000       11,390,920
   MTS Systems ..................................        31,500          810,495
   NN* ..........................................       351,300        1,394,661
   Old Dominion Freight Line* ...................        93,200        2,563,000
   Orbital Sciences* ............................       742,000       11,731,020
   Regal-Beloit .................................       284,800       13,499,520
   Rush Enterprises, Cl B* ......................       101,600        1,009,904
   Saia* ........................................       215,900        2,590,800
   Tennant ......................................       267,600        6,403,668
   Triumph Group ................................       139,300        7,094,549
                                                                  --------------
                                                                     253,408,702
                                                                  --------------
TECHNOLOGY -- 12.5%
   ATMI* ........................................       581,100        9,750,858
   Aviat Networks* ..............................     1,076,200        7,737,878
   Black Box ....................................       432,600       11,892,174
   Cogent* ......................................       360,600        3,724,998
   Coherent* ....................................       169,000        5,015,920
   CommScope* ...................................       626,400       17,044,344
   Cymer* .......................................       255,000        7,999,350
   Diebold ......................................       378,300       10,051,431
   Emulex* ......................................       742,300        8,343,452
   Formfactor* ..................................       305,800        4,730,726
   Harmonic* ....................................     1,718,000       10,428,260
   Integrated Device Technology* ................     1,871,900       10,613,673
   Jabil Circuit ................................       480,600        6,959,088
   Micros Systems* ..............................       334,500        9,560,010
   ON Semiconductor* ............................     1,574,520       11,352,289
   PDF Solutions* ...............................       684,300        2,709,828
   Silicon Motion Technology ADR* ...............       255,700          808,012
   Tekelec* .....................................       713,100       10,682,238
   Xyratex* .....................................       817,500       11,207,925
                                                                  --------------
                                                                     160,612,454
                                                                  --------------
UTILITIES -- 2.7%
   Avista .......................................        44,900          915,062
   Cleco ........................................       405,900       10,520,928
   Piedmont Natural Gas .........................       543,500       13,951,645
   Unisource Energy .............................       304,700        9,366,478
                                                                  --------------
                                                                      34,754,113
                                                                  --------------
TOTAL COMMON STOCK (Cost $1,126,977,039) ........                  1,206,408,607
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

REPURCHASE AGREEMENT -- 6.3%

                                                    FACE AMOUNT        VALUE
                                                    -----------   --------------
   HSBC
      0.050%, dated 01/31/10, to be repurchased
         on 02/01/10, repurchase price
         $81,707,474 (collateralized by a U.S.
         Treasury Bill, par value $82,190,000,
         2.625%, 12/31/14; total market value
         $83,345,005)
      (Cost $81,707,134) ........................   $81,707,134   $   81,707,134
                                                                  --------------
TOTAL INVESTMENTS-- 100.1%
   (Cost $1,208,684,172)++ ......................                 $1,288,115,741
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,286,749,074.

*    NON-INCOME PRODUCING SECURITY

+    REAL ESTATE INVESTMENT TRUST

++ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $1,208,684,172 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $219,598,134 AND $(140,166,565), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AS OF JANUARY 31, 2010, ALL OF THE PORTFOLIO'S INVESTMENTS WERE CONSIDERED LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157) WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH WAS LEVEL 2.

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ICM-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010